Derivatives and hedging activities (Details 4) (CHF) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Credit protection sold/purchased
Credit protection sold	(806.4)	(815.0)
Credit protection purchased	774.5	766.4
Net credit protection (sold)/purchased	(31.9)	(48.6)
Other protection purchased	100.7	97.7
Fair value of credit protection sold	0.6	(0.2)
Total credit derivatives	1,696.6	1,694.5
Total return swaps
Credit protection sold/purchased
Credit protection sold	(6.3)	(6.0)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(136.8)	(167.7)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(515.9)	(497.0)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(153.7)	(150.3)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(129.7)	(132.9)
Credit protection purchased	126.1	130.2
Net credit protection (sold)/purchased	(3.6)	(2.7)
Other protection purchased	9.3	10.7
Fair value of credit protection sold	(1.7)	(0.8)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(676.7)	(682.1)
Credit protection purchased	648.4	636.2
Net credit protection (sold)/purchased	(28.3)	(45.9)
Other protection purchased	91.4	87.0
Fair value of credit protection sold	2.3	0.6
Investment grade
Credit protection sold/purchased
Credit protection sold	(606.4)	(616.8)
Credit protection purchased	576.1	581.0
Net credit protection (sold)/purchased	(30.3)	(35.8)
Other protection purchased	77.6	76.6
Fair value of credit protection sold	1.6	1.8
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(200.0)	(198.2)
Credit protection purchased	198.4	185.4
Net credit protection (sold)/purchased	(1.6)	(12.8)
Other protection purchased	23.1	21.1
Fair value of credit protection sold	(1.0)	(2.0)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(515.2)	(530.0)
Credit protection purchased	487.0	503.2
Net credit protection (sold)/purchased	(28.2)	(26.8)
Other protection purchased	57.4	67.3
Fair value of credit protection sold	1.8	2.1
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(118.3)	(125.0)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(328.8)	(326.0)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(68.1)	(79.0)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(117.1)	(119.4)
Credit protection purchased	113.6	117.1
Net credit protection (sold)/purchased	(3.5)	(2.3)
Other protection purchased	9.1	10.3
Fair value of credit protection sold	(1.7)	(0.7)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(398.1)	(410.6)
Credit protection purchased	373.4	386.1
Net credit protection (sold)/purchased	(24.7)	(24.5)
Other protection purchased	48.3	57.0
Fair value of credit protection sold	3.5	2.8
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(382.5)	(394.6)
Credit protection purchased	358.9	373.9
Net credit protection (sold)/purchased	(23.6)	(20.7)
Other protection purchased	45.1	56.0
Fair value of credit protection sold	1.6	2.5
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(132.7)	(135.4)
Credit protection purchased	128.1	129.3
Net credit protection (sold)/purchased	(4.6)	(6.1)
Other protection purchased	12.3	11.3
Fair value of credit protection sold	0.2	(0.4)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(291.2)	(285.0)
Credit protection purchased	287.5	263.2
Net credit protection (sold)/purchased	(3.7)	(21.8)
Other protection purchased	43.3	30.4
Fair value of credit protection sold	(1.2)	(2.3)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(18.5)	(42.7)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(187.1)	(171.0)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(85.6)	(71.3)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(12.6)	(13.5)
Credit protection purchased	12.5	13.1
Net credit protection (sold)/purchased	(0.1)	(0.4)
Other protection purchased	0.2	0.4
Fair value of credit protection sold	0	(0.1)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(278.6)	(271.5)
Credit protection purchased	275.0	250.1
Net credit protection (sold)/purchased	(3.6)	(21.4)
Other protection purchased	43.1	30.0
Fair value of credit protection sold	(1.2)	(2.2)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(223.9)	(222.2)
Credit protection purchased	217.2	207.1
Net credit protection (sold)/purchased	(6.7)	(15.1)
Other protection purchased	32.5	20.6
Fair value of credit protection sold	0	(0.7)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(67.3)	(62.8)
Credit protection purchased	70.3	56.1
Net credit protection (sold)/purchased	3.0	(6.7)
Other protection purchased	10.8	9.8
Fair value of credit protection sold	(1.2)	(1.6)